Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cost of sales	$ (66,954,594)	$ (71,976,696)	$ (65,230,521)
Gross profit	7,315,835	12,355,604	11,135,627
Operating expenses:
Selling, general and administrative	6,783,449	7,338,320	6,452,173
Research and development	2,239,220	2,550,777	2,330,913
Foreign currency transaction (gains) loss	(98,353)	(644,118)
Total operating expenses	8,924,316	9,244,979	8,783,086
Operating (loss) income	(1,608,481)	3,110,625	2,352,541
Other income (expenses):
Interest income (expenses), net	206,340	(296,265)	(1,629,642)
Other income (expenses), net	1,245,926	701,751	1,398,173
Total other income (expenses), net	1,452,266	405,486	(231,469)
(Loss) Income before income taxes	(156,215)	3,516,111	2,121,071
Income tax benefits (expenses)	298,610	(220,854)	(173,017)
Net income	142,395	3,295,257	1,948,054
Net income attributable to non-controlling interests	4,973	37,535	23,852
Net income attributable to Huadi International Group Co., Ltd.	137,422	3,257,722	1,924,202
Net income	142,395	3,295,257	1,948,054
Other comprehensive (loss) income:
Foreign currency translation adjustment	2,500,007	(1,314,988)	(3,792,527)
Total comprehensive income (loss)	2,642,402	1,980,269	(1,844,473)
Comprehensive income attributable to non-controlling interests	29,973	24,385	(14,073)
Comprehensive income attributable to Huadi International Group Co., Ltd.	$ 2,612,429	$ 1,955,884	$ (1,830,400)
Basic and diluted earnings per share
Basic (in Dollars per share)	$ 0.01	$ 0.23	$ 0.15
Diluted (in Dollars per share)	$ 0.01	$ 0.23	$ 0.15
Weighted average numbers of common shares outstanding
Basic (in Shares)	14,268,333	14,138,525	13,228,682
Diluted (in Shares)	14,268,333	14,138,525	13,228,682
Sales
Revenue	$ 73,635,012	$ 83,113,259	$ 74,702,625
Production Service Revenue
Revenue	$ 635,417	$ 1,219,041	$ 1,663,523